Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies [Abstract]
Purchase obligations
	2018	2019	2020	2023	2024	Total
Drilling units building contracts	$22,250	$12,000	$10,250	$360,431	$520,165	$925,096
Total obligations	$22,250	$12,000	$10,250	$360,431	$520,165	$925,096